Principal National Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

May 5, 2020

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
File Nos. 811-22589

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the forms of Prospectus and Statement of Additional Information for the Policy that would have been filed under Rule 497(b) or (c) under the Act for each Policy listed below would not have differed from those contained in the Amendment identified below for each such Policy.

Policy Name	Amendment No.	Registration No.
Principal Variable Universal Life Income III	11	333-175768
Principal Variable Universal Life Income IV	1	333-232969
Principal Executive Variable Universal Life III	1	333-233170

The Amendments were filed electronically with the Securities and Exchange Commission on April 28, 2020 and are the most recent post-effective amendments to the Registrant’s registration statement with respect to the Policies.

If you have any questions regarding this filing, please call me at 515-235-1209.

Very truly yours,

/s/ Britney L. Schnathorst

Britney L. Schnathorst
Counsel